Consolidated statements of cash flows - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated statements of cash flows
Net result for the year	kr (846,729)	kr (571,541)	kr 581,278
Bargain purchase	(36,395)	0	0
Adjustments for other non-cash items	143,138	9,207	101,930
Change in working capital	97,818	10,873	12,785
Interest received	895	5,413	4,263
Interest paid	(4,562)	(3,390)	(16,705)
Deferred revenue	(42,881)	139,890	0
Sale of future royalties and milestones	0	0	(1,105,471)
Income tax paid/received	0	93	(39,500)
Cash flow from operating activities	(688,716)	(409,455)	(461,420)
Acquisition of Valeritas business, net of cash acquired	(167,791)	0	0
Transfer from restricted cash related to royalty bond	0	0	6,124
Sale of future royalties and milestones	0	0	1,275,802
Royalty expenses regarding sale of future royalty and milestones	0	0	(170,331)
Change in deposits	(3,972)	(6,250)	(33)
Purchase of other investments and marked securities	0	(22,803)	(225,719)
Purchase of property, plant and equipment	(25,044)	(21,036)	(4,038)
Purchase of intangible assets	0	(2,480)	0
Sale of property, plant and equipment	0	25	0
Dividends on securities	0	878	1,020
Cash flow from investing activities	(196,807)	(51,666)	882,925
Proceeds from issuance of shares related to exercise of share based compensation	41,363	52,468	2,884
Proceeds from issuance of shares	791,503	645,145	0
Costs related to issuance of shares	(42,706)	(14,444)	(22)
Lease installments	(29,219)	(8,689)	(158,311)
Cash flow from financing activities	760,941	674,480	(155,449)
Decrease/increase in cash and cash equivalents	(124,582)	213,359	266,056
Cash and cash equivalents at beginning of period	1,081,060	860,635	588,718
Exchange rate adjustments	3,743	7,066	5,861
Cash and cash equivalents at end of period	kr 960,221	kr 1,081,060	kr 860,635